Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2019
Operations and Reorganization
Schedule of Company's major subsidiaries and VIEs and subsidiaries of the VIEs

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Bilibili HK Limited	Hong Kong Y2014	100	Investment holding
Hode HK Limited	Hong Kong Y2014	100	Investment holding
Bilibili Co., Ltd.	Japan Y2014	100	Business development
Hode Shanghai Limited. (“Hode Technology”)	PRC Y2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC Y2016	100	Technology development

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation Acquisition	Percentage of Direct or Indirect Economic O wnership	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Shanghai Hode”)	PRC Y2013	100	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC Y2014	100	Video distribution
Sharejoy Network Technology Co., Ltd.	PRC Y2014	100	Game promotion and marketing
Shanghai Hehehe Culture Communication Co., Ltd	PRC Y2014	100	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd.	PRC Y2015	100	E-commerce

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group

	December 31, 2018	December 31, 2019
	RMB in thousands
Current assets:
Cash and cash equivalents	152,295	201,310
Time deposits	10,265	7,674
Accounts receivable, net	130,823	223,438
Amounts due from the Company and its subsidiaries	165,559	127,944
Receivables due from related parties	—	170,535
Prepayments and other current assets	841,018	999,780
Short-term investments	252,943	672,787
Non-current assets:
Long-term investments, net	843,149	794,549
Other non-current assets	943,373	1,483,983

Total assets	3,339,425	4,682,000

Current liabilities:
Accounts payable	1,078,070	1,454,924
Salary and welfare payable	94,699	128,343
Taxes payable	27,152	33,611
Deferred revenue	937,086	1,234,508
Amounts due to the Company and its subsidiaries	1,594,527	2,650,499
Accrued liabilities and other payables	318,568	222,078
Amount due to related parties	23,054	—
Non-current liabilities :
Other long-term liabilities	—	23,108

Total liabilitie s	4,073,156	5,747,071

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Net revenues:
Revenue from third parties	2,465,296	3,691,219	6,056,332
Revenue from the Company and its subsidiaries	22,751	443,405	531,830

Net revenues	2,488,047	4,134,624	6,588,162

Net loss	(63,088)	(587,932)	(448,114)

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Net cash provided by operating activities	492,063	636,972	271,299
Net cash used in investing activities	(632,549)	(674,483)	(1,518,931)
Net cash provided by financing activities	179,707	130,592	1,300,740